Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Abstract]
Restricted cash			$ 203,779	$ 401,110
Allowance for credit losses			34,730	1,652
Accrued expenses and other current liabilities			166,582	$ 35,080	$ 98,708
Recognized revenue	$ 21,313	$ 63,686
Translation of foreign currencies			$ 1
Operating segment			1